                                              Rule 497(j)
                                              Reg. No. 33-49708

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, National Municipal Trust, Series 152 and
Multistate Series 53 hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that con-tained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration state-ment has been filed electronically.

                                  NATIONAL MUNICIPAL TRUST
                                  SERIES 152
                                  MULTISTATE SERIES 53
                                  (Registrant)



                                  By:  Prudential Securities
                                       Incorporated



                                       Kenneth Swankie
                                       Senior Vice President
                                       Authorized Signatory

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549